Deferred Tax Assets and Liabilities - Movement (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Profit / (Loss)	$ (1,303)	$ (606)	$ (2,583)
Deferred tax assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	323	531
Profit / (Loss)	919	906
OCI Gain / (Loss)	(944)	(1,114)
Effect of translation	28	0
Deferred tax asset (liability), end of period	326	323	531
Deferred tax assets | Financial assets measured at fair value through OCI
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	944	2,058
Profit / (Loss)	0	0
OCI Gain / (Loss)	(944)	(1,114)
Effect of translation	0	0
Deferred tax asset (liability), end of period	0	944	2,058
Deferred tax assets | Tax losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	1,885	7,464
Profit / (Loss)	(1,256)	(3,064)
OCI Gain / (Loss)	0	0
Effect of translation	324	(2,515)
Deferred tax asset (liability), end of period	953	1,885	7,464
Deferred tax assets | Tax benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	298	497
Profit / (Loss)	0	(199)
OCI Gain / (Loss)	0	0
Effect of translation	28	0
Deferred tax asset (liability), end of period	326	298	497
Deferred tax assets | Leases
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	1,945	1,407
Profit / (Loss)	(53)	538
OCI Gain / (Loss)	0	0
Effect of translation	0	0
Deferred tax asset (liability), end of period	1,892	1,945	1,407
Deferred tax assets | Deferred tax offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	(4,749)	(10,895)
Profit / (Loss)	2,228	3,631
OCI Gain / (Loss)	0	0
Effect of translation	(324)	2,515
Deferred tax asset (liability), end of period	(2,845)	(4,749)	(10,895)
Deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	(540)	(204)
Profit / (Loss)	383	(300)
OCI Gain / (Loss)	0	0
Effect of translation	31	(36)
Deferred tax asset (liability), end of period	(126)	(540)	(204)
Deferred tax liabilities | Assets depreciation and amortization
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	(273)	(421)
Profit / (Loss)	119	148
OCI Gain / (Loss)	0	0
Effect of translation	0	0
Deferred tax asset (liability), end of period	(154)	(273)	(421)
Deferred tax liabilities | Unrealized foreign exchange gains - P&L
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	(2,141)	(8,854)
Profit / (Loss)	2,404	4,234
OCI Gain / (Loss)	0	0
Effect of translation	(293)	2,479
Deferred tax asset (liability), end of period	(30)	(2,141)	(8,854)
Deferred tax liabilities | Leases
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	(2,784)	(1,684)
Profit / (Loss)	220	(1,100)
OCI Gain / (Loss)	0	0
Effect of translation	0	0
Deferred tax asset (liability), end of period	(2,564)	(2,784)	(1,684)
Deferred tax liabilities | Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	(91)	(140)
Profit / (Loss)	(132)	49
OCI Gain / (Loss)	0	0
Effect of translation	0	0
Deferred tax asset (liability), end of period	(223)	(91)	(140)
Deferred tax liabilities | Deferred tax offset
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (liability), beginning of period	4,749	10,895
Profit / (Loss)	(2,228)	(3,631)
OCI Gain / (Loss)	0	0
Effect of translation	324	(2,515)
Deferred tax asset (liability), end of period	$ 2,845	$ 4,749	$ 10,895